Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ (32,709)	$ (41,309)
Inventory	(7,504)	(3,902)
Accounts payable and accrued liabilities	23,225	(30,158)
Non cash working capital	(16,988)	(75,369)
Operations	(17,880)	(67,380)
Investments	$ 892	$ (7,989)